                                     MONEY
                                    MARKET [BAR LOGO]
                                      FUND

                     [Pictures of People Working & Playing]

                       The Intelligent Creation of Wealth




                                 ANNUAL REPORT
                           and Investment Performance
                           Review for the Year Ended
                                August 31, 2001



                                (HERITAGE LOGO)

                                                                October 15, 2001

Dear Fellow Shareholders:

     We at Heritage Asset Management join with the rest of our nation to offer our condolences to those who have suffered from recent terrorist activity. Although the tragedies on September 11th and recent bio-terrorist attacks are deeply disturbing, we have been uplifted by the unity and resilience shown by the American people and our allies, and have confidence that our economy will survive these events.

     I am pleased to provide you with the annual report from the Heritage Cash Trust -- Money Market Fund (the "Fund") for the fiscal year ended August 31, 2001. The seven-day effective yield declined from a level of 6.10% on August 31, 2000 to 3.06% on August 31, 2001.* This decline was attributable to seven interest rate decreases by Federal Reserve policy makers from January 2001 to August 21, 2001.

     During this period, the Fund's portfolio manager lengthened the average maturity of the portfolio from 48 days to 54 days. At the end of the period, 51.5% of the Fund's net assets were invested in short-term obligations issued by government agencies, including Fannie Mae, Freddie Mac and the Federal Home Loan Bank, and 44.5% of the Fund's net assets were invested in commercial paper and corporate notes rated A-1 or better by Standard & Poor's Ratings Group ("Standard & Poor's"). This exceeds the standards necessary to retain our AAAm rating from Standard & Poor's.**

     On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust -- Money Market Fund.

                                          Sincerely,

                                          /s/ Richard Riess

                                          Richard K. Riess
                                          President
---------------

* There is no guarantee that the Fund can maintain a stable $1 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

** Standard & Poor's, a widely recognized independent authority on credit quality, rates money market funds based on weekly analyses. When rating a money market fund, Standard & Poor's assesses the safety of principal. According to Standard & Poor's, a fund rated AAAm ("m" denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor's focuses on credit quality, liquidity and management.

                                       A-1                         Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
COMMERCIAL PAPER--43.4%(A)

DOMESTIC--37.9%
  BANKS--3.1%
$  50,000,000  Bank of America Corporation,
                 3.70%, 10/01/01...........   $  49,845,833
  100,000,000  JP Morgan Chase & Company
                 Inc., 3.41%, 10/26/01.....      99,479,028
                                              -------------
                                                149,324,861
                                              -------------
  BEVERAGES -- 2.3%
   10,025,000  Anheuser-Busch Companies,
                 Inc., 3.58%, 09/21/01.....      10,005,061
   50,000,000  The Coca-Cola Company,
                 3.65%, 09/21/01...........      49,898,611
   50,000,000  The Coca-Cola Company,
                 3.46%, 10/10/01...........      49,812,583
                                              -------------
                                                109,716,255
                                              -------------
  CHEMICALS--2.1%
   25,000,000  E.I. du Pont de Nemours &
                 Company, 3.51%,
                 09/14/01..................      24,968,313
   50,000,000  E.I. du Pont de Nemours &
                 Company, 3.45%,
                 09/19/01..................      49,913,750
   25,000,000  E.I. du Pont de Nemours &
                 Company, 3.46%,
                 09/19/01..................      24,956,750
                                              -------------
                                                 99,838,813
                                              -------------
  COSMETICS & PERSONAL CARE--3.9%
   25,041,000  Colgate-Palmolive, 3.60%,
                 09/12/01..................      25,013,455
   30,000,000  Colgate-Palmolive, 3.45%,
                 09/24/01..................      29,933,875
   44,750,000  Colgate-Palmolive, 3.52%,
                 09/25/01..................      44,644,987
   25,500,000  Kimberly-Clark Corporation,
                 3.58%, 09/21/01...........      25,449,283
   33,100,000  Kimberly-Clark Corporation,
                 3.60%, 10/09/01...........      32,974,220
    5,750,000  Kimberly-Clark Corporation,
                 3.42%, 10/10/01...........       5,728,696
   19,200,000  Kimberly-Clark Corporation,
                 3.60%, 10/22/01...........      19,102,080
                                              -------------
                                                182,846,596
                                              -------------
  ELECTRICAL COMPONENTS & EQUIPMENT--3.2%
  100,000,000  Emerson Electric Company,
                 3.55%, 09/14/01...........      99,871,806
   50,000,000  Emerson Electric Company,
                 3.44%, 09/21/01...........      49,904,444
                                              -------------
                                                149,776,250
                                              -------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
COMMERCIAL PAPER (CONTINUED)
  FINANCIAL INSTITUTIONS--2.1%
    7,000,000  Private Export Funding
                 Corporation, 3.54%,
                 11/13/01..................       6,949,752
   25,000,000  Private Export Funding
                 Corporation, 3.47%,
                 12/04/01..................      24,773,486
   35,000,000  Private Export Funding
                 Corporation, 3.53%,
                 12/10/01..................      34,656,806
   33,000,000  Private Export Funding
                 Corporation, 3.54%,
                 12/17/01..................      32,653,275
                                              -------------
                                                 99,033,319
                                              -------------
  OFFICE & BUSINESS EQUIPMENT--2.1%
  100,000,000  Pitney Bowes, Inc., 3.62%,
                 09/04/01..................      99,969,833
                                              -------------
  OIL & GAS--3.1%
   50,000,000  Chevron UK Investment PLC,
                 3.74%, 09/06/01...........      49,974,028
   50,000,000  Chevron UK Investment PLC,
                 3.56%, 11/16/01...........      49,624,222
   50,000,000  Chevron USA, Inc., 3.48%,
                 09/12/01..................      49,946,833
                                              -------------
                                                149,545,083
                                              -------------
  PHARMACEUTICALS--11.0%
   50,000,000  Abbott Laboratories, 3.58%,
                 09/05/01..................      49,980,111
   60,000,000  Abbott Laboratories, 3.44%,
                 09/20/01..................      59,891,067
   40,000,000  Abbott Laboratories, 3.47%,
                 10/04/01..................      39,872,767
  150,000,000  Merck & Company, Inc.,
                 3.50%, 09/05/01...........     149,941,667
   75,000,000  Pfizer, Inc., 3.50%,
                 09/24/01..................      74,832,292
   57,000,000  Pfizer, Inc., 3.50%,
                 09/25/01..................      56,867,000
   10,000,000  Schering Corporation, 3.65%,
                 09/10/01..................       9,990,875
   35,000,000  Schering Corporation, 3.50%,
                 09/18/01..................      34,942,153
   30,000,000  Schering Corporation, 3.40%,
                 11/01/01..................      29,827,167
   20,000,000  Schering Corporation, 3.50%,
                 11/09/01..................      19,865,833
                                              -------------
                                                526,010,932
                                              -------------
  RESTAURANTS--2.1%
   54,000,000  McDonald's Corporation,
                 3.65%, 09/04/01...........      53,983,575

    The accompanying notes are an integral part of the financial statements.

                                       A-2                         Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
COMMERCIAL PAPER (CONTINUED)
$  46,000,000  McDonald's Corporation,
                 3.44%, 09/21/01...........  $   45,912,089
                                             --------------
                                                 99,895,664
                                             --------------
  RETAIL--0.8%
   40,000,000  Wal-Mart Stores Inc., 3.50%,
                 09/05/01..................      39,984,444
                                             --------------
  TRANSPORTATION--2.1%
  100,000,000  United Parcel Service, Inc.,
                 3.67%, 09/04/01...........      99,969,417
                                             --------------
Total Domestic (cost $1,805,911,467).......   1,805,911,467
                                             --------------
FOREIGN--5.5%(B)
  FOOD--1.5%
   74,000,000  Nestle Capital Corporation,
                 3.64%, 09/04/01...........      73,977,550
                                             --------------
  GOVERNMENT OBLIGATIONS & AGENCIES--1.0%
   28,500,000  The Canadian Wheat Board,
                 3.68%, 12/10/01...........      28,208,667
   20,300,000  Province of British
                 Columbia, 3.70%,
                 11/26/01..................      20,120,571
                                             --------------
                                                 48,329,238
                                             --------------
  OIL & GAS--2.1%
  100,000,000  BP Amoco Capital PLC, 3.68%,
                 09/04/01..................      99,969,333
                                             --------------
  PHARMACEUTICALS--0.9%
   40,000,000  Glaxo Wellcome, PLC, 3.70%,
                 09/04/01..................      39,987,667
                                             --------------
Total Foreign (cost $262,263,788)..........     262,263,788
                                             --------------
Total Commercial Paper (cost
  $2,068,175,255)..........................   2,068,175,255
                                             --------------
CORPORATE NOTES--1.1%(A)
  BANKS--1.1%
   50,000,000  Bank of America, 4.08%,
                 10/01/01..................      50,000,000
                                             --------------
Total Corporate Notes (cost $50,000,000)...      50,000,000
                                             --------------
U.S. AGENCY SECURITIES--51.5%(A)
  100,000,000  Fannie Mae, 3.57%,
                 09/07/01..................      99,940,500
  100,000,000  Fannie Mae, 3.80%,
                 09/07/01..................      99,936,667
  100,000,000  Fannie Mae, 3.39%,
                 11/15/01..................      99,293,750
   50,000,000  Fannie Mae, 5.35%,
                 11/16/01..................      49,435,278
   53,810,000  Fannie Mae, 3.62%,
                 12/21/01..................      53,209,391
   75,000,000  Fannie Mae, 3.87%,
                 01/07/02..................      73,968,000

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
U.S. AGENCY SECURITIES (CONTINUED)
   75,000,000  Fannie Mae, 3.72%,
                 03/08/02..................      73,543,000
  100,000,000  Fannie Mae, 3.95%,
                 04/01/02..................      97,673,889
  125,000,000  Federal Home Loan Bank,
                 3.51%, 09/19/01...........     124,780,625
  200,000,000  Federal Home Loan Bank,
                 3.54%, 10/10/01...........     199,233,000
   45,000,000  Federal Home Loan Bank,
                 4.02%, 10/10/01...........      44,804,025
   75,000,000  Federal Home Loan Bank,
                 4.43%, 11/19/01...........      74,270,896
   50,000,000  Federal Home Loan Bank,
                 3.31%, 11/21/01...........      49,627,625
   80,000,000  Federal Home Loan Bank,
                 3.49%, 12/05/01...........      79,263,222
   30,713,000  Federal Home Loan Bank,
                 3.32%, 02/01/02...........      30,279,640
   40,000,000  Federal Home Loan Bank,
                 4.54%, 02/04/02...........      39,213,067
   50,000,000  Federal Home Loan Bank,
                 3.28%, 02/06/02...........      49,280,222
   13,993,000  Federal Home Loan Bank,
                 3.32%, 02/08/02...........      13,786,526
   23,588,000  Federal Home Loan Bank,
                 3.32%, 02/13/02...........      23,229,069
   23,288,000  Federal Home Loan Bank,
                 3.32%, 02/15/02...........      22,929,339
   50,000,000  Freddie Mac, 3.57%,
                 09/11/01..................      49,950,417
   25,000,000  Freddie Mac, 3.57%,
                 09/13/01..................      24,970,250
  100,000,000  Freddie Mac, 3.53%,
                 09/27/01..................      99,745,417
  100,000,000  Freddie Mac, 4.62%,
                 09/28/01..................      99,653,500
   75,000,000  Freddie Mac, 3.57%,
                 10/11/01..................      74,702,500
   25,000,000  Freddie Mac, 4.03%,
                 10/11/01..................      24,888,056
   75,000,000  Freddie Mac, 3.36%,
                 11/08/01..................      74,524,000
   25,000,000  Freddie Mac, 3.36%,
                 11/15/01..................      24,825,000
   25,000,000  Freddie Mac, 4.92%,
                 11/19/01..................      24,730,083
  100,000,000  Freddie Mac, 3.74%,
                 01/03/02..................      98,711,778
   50,000,000  Freddie Mac, 4.55%,
                 01/31/02..................      49,039,444
   25,000,000  Freddie Mac, 4.87%,
                 01/31/02..................      24,485,944
  141,965,000  Freddie Mac, 3.33%,
                 03/18/02..................     139,368,815
  150,000,000  Student Loan Marketing
                 Association, 3.50%,
                 10/25/01..................     149,212,500

    The accompanying notes are an integral part of the financial statements.

                                       A-3                         Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
U.S. AGENCY SECURITIES (CONTINUED)
$ 100,000,000  Student Loan Marketing
                 Association, 3.56%,
                 09/05/01(c)...............  $  100,000,000
                                             --------------
Total U.S. Agency Securities (cost
  $2,456,505,435)..........................   2,456,505,435
                                             --------------
Total Investment Portfolio excluding
  repurchase agreement (cost
  $4,574,680,690)..........................   4,574,680,690
                                             --------------
REPURCHASE AGREEMENT--4.6%(A)

Repurchase Agreement with State Street Bank
and Trust Company, dated August 31, 2001 @
3.59% to be repurchased at $217,264,630 on
September 4, 2001, collateralized by
$200,485,000 United States Treasury Notes,
6.75% due May 15, 2005, (market value
$221,466,463 including interest) (cost
$217,178,000)..............................     217,178,000
                                             --------------
TOTAL INVESTMENT PORTFOLIO
  (cost $4,791,858,690)(d), 100.6%(a)......   4,791,858,690
OTHER ASSETS AND LIABILITIES, net,
  (0.6%)(a)................................     (28,347,220)
                                             --------------
NET ASSETS, (consisting of paid-in-capital
net of accumulated net realized loss of
$289,590,
100.0%.....................................  $4,763,511,470
                                             ==============
CLASS A SHARES
Net asset value, offering and redemption
price per share, ($4,757,434,463 divided by
4,757,708,332 shares outstanding)..........            1.00
                                             ==============
CLASS B SHARES
Net asset value, offering and redemption
price per share, ($3,792,443 divided by
3,792,444 shares outstanding)..............            1.00
                                             ==============
CLASS C SHARES
Net asset value, offering and redemption
price per share, ($2,284,564 divided by
2,284,565 shares outstanding)..............            1.00
                                             ==============
---------------
(a) Percentages indicated are based on net assets.
(b) U.S. dollar-denominated.
(c) Variable rate note that resets on a weekly basis. The
    interest rate shown represents the rate in effect at
    August 31, 2001.
(d) The aggregate identified cost for federal income tax
    purposes is the same.

    The accompanying notes are an integral part of the financial statements.

                                       A-4                         Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------


Investment Income:
Interest....................................................                $237,800,999
Expenses (Notes 1 and 4):
  Management fee............................................  $18,333,861
  Distribution fee (Class A Shares).........................    6,578,625
  Distribution fee (Class B Shares).........................        2,119
  Distribution fee (Class C Shares).........................        2,801
  Shareholder servicing fees................................    5,647,804
  Custodian/Fund accounting fees............................      403,278
  State qualification expenses..............................      320,053
  Federal registration expenses.............................      221,282
  Reports to shareholders...................................      200,243
  Professional fees.........................................       49,414
  Insurance expense.........................................       18,724
  Trustees' fees and expenses...............................       11,587
  Other.....................................................       30,490
                                                              -----------
        Total expenses......................................                  31,820,281
                                                                            ------------
Net investment income from operations.......................                $205,980,718
                                                                            ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE YEARS ENDED
                                                              ---------------------------------
                                                              AUGUST 31, 2001   AUGUST 31, 2000
                                                              ---------------   ---------------
Increase in net assets:
Operations:
  Net investment income from operations.....................  $  205,980,718    $  201,697,397
Distributions to shareholders from:
    Net investment income Class A Shares, ($0.048 and $0.053
     per share, respectively)...............................    (205,832,185)     (201,555,656)
    Net investment income Class B Shares, ($0.048 and $0.053
     per share, respectively)...............................         (62,102)          (42,201)
    Net investment income Class C Shares, ($0.048 and $0.053
     per share, respectively)...............................         (86,431)         (105,587)
Increase in net assets from Fund share transactions (Note
  2)........................................................     871,299,950       781,923,365
                                                              --------------    --------------
Increase in net assets......................................     871,299,950       781,917,318
Net assets, beginning of year...............................   3,892,211,520     3,110,294,202
                                                              --------------    --------------
Net assets, end of year.....................................  $4,763,511,470    $3,892,211,520
                                                              ==============    ==============

    The accompanying notes are an integral part of the financial statements.

                                       A-5                         Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                    CLASS A SHARES                               CLASS B SHARES
                                    -----------------------------------------------   -------------------------------------
                                                  FOR THE YEARS ENDED                          FOR THE YEARS ENDED
                                                       AUGUST 31                                    AUGUST 31
                                    -----------------------------------------------   -------------------------------------
                                     2001      2000      1999      1998      1997      2001      2000      1999      1998+
                                    -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, beginning of
  year............................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                    -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from Investment Operations:
  Net investment income(a)(b).....    0.048     0.053     0.044     0.049     0.047     0.048     0.053     0.044     0.027
Less Distributions:
  Dividends from net investment
    income and net realized
    gains(a)......................   (0.048)   (0.053)   (0.044)   (0.049)   (0.047)   (0.048)   (0.053)   (0.044)   (0.027)
                                    -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of year......  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                    =======   =======   =======   =======   =======   =======   =======   =======   =======
Total Return(%)...................     4.87      5.43      4.46      4.99      4.85      4.87      5.43      4.46      2.70(c)
Ratios(%)/Supplemental Data:
  Operating expenses, net, to
    average
    daily net assets(b)...........     0.72      0.72      0.73      0.75      0.76      0.72      0.72      0.73      0.75(d)
  Net investment income to average
    daily net assets(b)...........     4.69      5.31      4.37      4.88      4.74      4.40      5.25      4.37      4.86(d)
  Net assets, end of year
    ($ millions)..................    4,757     3,890     3,106     2,492     2,016         4         1         1        --

                                                    CLASS C SHARES
                                    -----------------------------------------------
                                                  FOR THE YEARS ENDED
                                                       AUGUST 31
                                    -----------------------------------------------
                                     2001      2000      1999      1998      1997
                                    -------   -------   -------   -------   -------
Net asset value, beginning of
  year............................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                    -------   -------   -------   -------   -------
Income from Investment Operations:
  Net investment income(a)(b).....    0.048     0.053     0.044     0.049     0.047
Less Distributions:
  Dividends from net investment
    income and net realized
    gains(a)......................   (0.048)   (0.053)   (0.044)   (0.049)   (0.047)
                                    -------   -------   -------   -------   -------
Net asset value, end of year......  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                    =======   =======   =======   =======   =======
Total Return(%)...................     4.87      5.43      4.46      4.99      4.85
Ratios(%)/Supplemental Data:
  Operating expenses, net, to
    average
    daily net assets(b)...........     0.72      0.72      0.73      0.75      0.77
  Net investment income to average
    daily net assets(b)...........     4.63      5.19      4.37      4.87      4.72
  Net assets, end of year
    ($ millions)..................        2         1         3         3         1

---------------

   + For the period January 2, 1998 (commencement of Class B Shares) to August
     31, 1998.
 (a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
 (b) The year ended August 31, 1997 includes recovery of previously waived management fees paid to the manager of less than $.01 per share. The operating expense ratios for fiscal 1997, excluding such items would have been .75% for Class A and C Shares.
 (c) Not annualized.
 (d) Annualized.

    The accompanying notes are an integral part of the financial statements.


                                       A-6                         Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers three classes of shares, Class A, Class B and Class C Shares, which may be acquired by direct purchase or through exchange of shares of the corresponding class of another Heritage Mutual Fund. Class A, B and C Shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSC) if they were acquired through an exchange from another Heritage Mutual Fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

                                       A-7                         Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------
Note 2: FUND SHARES. At August 31, 2001, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A, B and C Shares and dollars of the Fund during the fiscal year ended August 31, 2001 at a net asset value of $1.00 per share, were as follows:

                                                                      A SHARES        B SHARES     C SHARES
                                                                   ---------------   ----------   ----------
        Shares sold..............................................   15,327,966,699    5,779,105    5,397,315
        Shares issued on reinvestment of distributions...........      194,853,601       50,930       77,424
        Shares redeemed..........................................  (14,655,337,303)  (2,871,988)  (4,615,833)
                                                                   ---------------   ----------   ----------
          Net increase...........................................      867,482,997    2,958,047      858,906
        Shares outstanding:
          Beginning of year......................................    3,890,225,335      834,397    1,425,659
                                                                   ---------------   ----------   ----------
          End of year............................................    4,757,708,332    3,792,444    2,284,565
                                                                   ===============   ==========   ==========

        Transactions in Class A, B and C Shares and dollars of the Fund during the fiscal year ended August 31, 2000 at a net asset value of $1.00 per share, were as follows:

                                                                      A SHARES        B SHARES     C SHARES
                                                                   ---------------   ----------   ----------
        Shares sold..............................................   17,127,216,918    1,158,336    3,615,992
        Shares issued on reinvestment of distributions...........      198,178,271       41,450      102,246
        Shares redeemed..........................................  (16,541,843,134)  (1,137,756)  (5,408,958)
                                                                   ---------------   ----------   ----------
          Net increase (decrease)................................      783,552,055       62,030   (1,690,720)
        Shares outstanding:
          Beginning of year......................................    3,106,673,280      772,367    3,116,379
                                                                   ---------------   ----------   ----------
          End of year............................................    3,890,225,335      834,397    1,425,659
                                                                   ===============   ==========   ==========

Note 3: PURCHASES AND MATURITIES OF SECURITIES. For the fiscal year ended August 31, 2001, purchases and sales/maturities of short-term investment securities, excluding repurchase agreements, aggregated $46,466,233,564 and $47,289,573,561, respectively. Purchases and maturities of U.S. Government obligations, aggregated $11,684,725,835 and $10,249,740,000, respectively.

                                       A-8                         Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------


Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate as shown in the table below based on the Fund's average daily net assets, computed daily and payable monthly.

FUND'S AVERAGE                                               MANAGEMENT
DAILY NET ASSETS                                              FEE RATE
----------------                                             ----------
First $500 million..........................................   0.500%
Next $500 million...........................................   0.475%
Next $500 million...........................................   0.450%
Next $500 million...........................................   0.425%
Next $500 million...........................................   0.400%
Greater then $2.5 billion...................................   0.375%

       The amount payable to the Manager as of August 31, 2001 was $1,673,559. Pursuant to the current registration statement, the Manager agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that annual operating expenses exceeded .74% of the average daily net assets for the fiscal year ended August 31, 2001. No fees were waived and no expenses were reimbursed for the fiscal year ended August 31, 2001.

       The Manager is also the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $5,647,821 for Shareholder Servicing fees and $60,025 for Fund Accounting services, of which $997,749 and $10,800 were payable as of August 31, 2001, respectively.

       Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $1,994, $17,609 and $5,038 in contingent deferred sales charges for Class A, Class B and Class C Shares, respectively, during the fiscal year ended August 31, 2001.

       Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee of up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A, Class B and Class C shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 2001 was $605,725. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

       Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications between paid in capital, undistributed net investment income and accumulated net realized loss accounts are made to reflect income and gains available for distribution under federal tax regulations. As of August 31, 2001, the Fund has net tax basis capital loss carryforwards in the aggregate of $289,590. No capital loss carryforwards were utilized in the fiscal year ended August 31, 2001. Capital loss carryforwards in the amount of $8,166, $6,037, $235,118, $33,722 and $6,547 may be applied to any net taxable gains until their expiration dates in 2002, 2003, 2004, 2005 and 2009, respectively.

                                       A-9                         Annual Report

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Cash Trust -- Money Market Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust -- Money Market Fund (the "Fund") at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Tampa, Florida
October 5, 2001

                                       A-10                        Annual Report

HERITAGE CASH TRUST -- MONEY MARKET FUND is a member of the Heritage Family of Mutual Funds. Other investment alternatives available to you from Heritage include:

           -   HERITAGE CASH TRUST
                    MUNICIPAL MONEY MARKET FUND
           -   HERITAGE CAPITAL APPRECIATION TRUST
           -   HERITAGE GROWTH AND INCOME TRUST
           -   HERITAGE INCOME TRUST
                    HIGH YIELD BOND FUND
                    INTERMEDIATE GOVERNMENT FUND
           -   HERITAGE SERIES TRUST
                    AGGRESSIVE GROWTH FUND
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    MID CAP STOCK FUND
                    SMALL CAP STOCK FUND
                    TECHNOLOGY FUND
                    VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

                                                                   Annual Report